Share-Based Compensation - Equity-Classified Compensation (Details) - Restricted stock and stock options - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 32	$ 39	$ 61
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	26	31	43
Oil and natural gas properties
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2	2	5
Oil, natural gas and NGL production expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3	5	12
Exploration expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1	$ 1	$ 1